UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2016 to September 16, 2016

Commission File Number of issuing entity: 333-180779-17

Central Index Key Number of issuing entity: 0001640775

Morgan Stanley Capital I Trust 2015-MS1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3971658
38-3971659
38-3971660
38-7135412

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X‑A			X
A-S			X
B			X
PST			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On September 16, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-MS1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Morgan Stanley Capital I Trust 2015-MS1 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on September 16, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	56	879,544,667.57
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	56	879,544,667.57

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC (the "Securitizer") and held by Morgan Stanley Capital I Trust 2015-MS1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 18, 2016 to September 16, 2016.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 11, 2016. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Part II - OTHER INFORMATION

Item 9. Other Information

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2015-MS1, affirms the following amounts in the respective accounts:

Certificate Account Balance
Prior Distribution Date:	08/17/2016	$9,550.00
Current Distribution Date:	09/16/2016	$9,550.00

REO Account Balance
Prior Distribution Date:	08/17/2016	$0.00
Current Distribution Date:	09/16/2016	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2015-MS1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2016	$3,411.38
Current Distribution Date:	09/16/2016	$3,409.73

Interest Reserve Account Balance
Prior Distribution Date:	08/17/2016	$0.00
Current Distribution Date:	09/16/2016	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	08/17/2016	$0.00
Current Distribution Date:	09/16/2016	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	08/17/2016	$0.00
Current Distribution Date:	09/16/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-MS1, relating to the September 16, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ George Kok

George Kok, President

Date: September 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-MS1, relating to the September 16, 2016 distribution.